Lease liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Lease liabilities.
Average term of lease agreements (in years)		10 years
Weighted average rate (%)		13.00%
Reconciliation of changes in lease liabilities
Opening balance		R$ 96,657		R$ 140,563
Additions for new lease agreements	[1]	39,797		21,103
Renegotiation		7,594		2,768
Cancelled contracts		(13,034)	[2]	(38,386)	[2]	R$ (3,180)
Interest		11,584		12,717
Payment of interest		(11,352)		(11,637)		(14,941)
Payment of principal		(19,873)		(30,471)		(27,003)
Closing balance		111,373		96,657		140,563
Current liabilities		22,133		17,078
Non-current liabilities		89,240		79,579
Total		R$ 111,373		96,657		R$ 140,563
Short-term lease period (in months)		12 months
Fixed and variable lease payments, including those related to short-term contracts and to low-value assets
Fixed Payments		R$ 31,225		42,108
Payments related to short-term contracts and low value assets, variable price contracts		15,725		23,943
Total		R$ 46,950		R$ 66,051

[1]	In 2024, refers to lease agreement for the property used to offer for courses of Start Anglo Bilingual School (“Start Anglo”), in the location in São Paulo.
[2]	Refers to cancellated contract of the previous property used to offer Anglo course.